Note 8 - Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Current Assets [Table Text Block]	Other current assets consisted of the following at December 31, 2012 and 2011:
	2012	2011

Prepaid expenses	$111,521	$81,841
Other receivables	68,192	32,012
Total	$179,713	$113,853